Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
September 30, 2024

	Shares	Value
Common Stocks – 98.0%
Auto Components – 1.0%
Aptiv PLC*	1,857	$133,723
Banks – 1.0%
HDFC Bank Ltd (ADR)	2,215	138,570
Biotechnology – 0.9%
Vertex Pharmaceuticals Inc*	253	117,665
Building Products – 3.7%
Advanced Drainage Systems Inc	1,071	168,319
Cie de Saint-Gobain	3,500	318,341
		486,660
Capital Markets – 1.2%
S&P Global Inc	305	157,569
Diversified Financial Services – 3.6%
Mastercard Inc - Class A	618	305,168
Walker & Dunlop Inc	1,527	173,452
		478,620
Electric Utilities – 1.8%
SSE PLC	9,226	232,219
Electrical Equipment – 10.6%
Legrand SA	2,440	280,535
NEXTracker Inc - Class A*	2,968	111,241
nVent Electric PLC	3,883	272,820
Prysmian SpA	3,956	287,078
Schneider Electric SE	1,700	446,915
		1,398,589
Electronic Equipment, Instruments & Components – 5.3%
Keyence Corp	200	95,136
Keysight Technologies Inc*	1,063	168,943
Murata Manufacturing Co Ltd	9,100	177,713
TE Connectivity PLC*	1,654	249,737
		691,529
Entertainment – 2.9%
Nintendo Co Ltd	3,400	180,659
Spotify Technology SA*	540	199,006
		379,665
Food Products – 0.3%
McCormick & Co Inc/MD	540	44,442
Health Care Equipment & Supplies – 0.2%
Nanosonics Ltd*	9,309	23,743
Health Care Providers & Services – 6.3%
Encompass Health Corp	3,142	303,643
Humana Inc	1,015	321,491
McKesson Corp	400	197,768
		822,902
Independent Power and Renewable Electricity Producers – 2.4%
Boralex Inc - Class A	7,717	205,323
Innergex Renewable Energy Inc	13,945	107,967
		313,290
Industrial Real Estate Investment Trusts (REITs) – 0.9%
Prologis Inc	954	120,471
Information Technology Services – 1.3%
CGI Inc*	1,503	172,962
Insurance – 12.0%
AIA Group Ltd	30,400	272,378
Arthur J Gallagher & Co	978	275,180
Intact Financial Corp	1,749	335,884
Marsh & McLennan Cos Inc	1,299	289,794
Progressive Corp/The	1,615	409,822
		1,583,058
Leisure Products – 1.3%
Shimano Inc	900	170,155
Life Sciences Tools & Services – 2.3%
ICON PLC*	1,055	303,112
Machinery – 7.9%
Knorr-Bremse AG	2,906	258,266

	Shares	Value
Common Stocks – (continued)
Machinery – (continued)
Wabtec Corp	2,418	$439,520
Xylem Inc/NY	2,488	335,954
		1,033,740
Professional Services – 1.8%
Wolters Kluwer NV	1,419	238,956
Road & Rail – 2.5%
Uber Technologies Inc*	4,355	327,322
Semiconductor & Semiconductor Equipment – 11.2%
ASML Holding NV	361	299,578
Infineon Technologies AG	4,041	141,496
Lam Research Corp	278	226,870
NVIDIA Corp	4,644	563,967
Texas Instruments Inc	1,163	240,241
		1,472,152
Software – 9.5%
Autodesk Inc*	615	169,420
Cadence Design Systems Inc*	713	193,245
Microsoft Corp	1,751	753,455
SAP SE	581	132,176
		1,248,296
Specialized Real Estate Investment Trusts (REITs) – 1.2%
Equinix Inc	177	157,111
Specialty Retail – 1.1%
Home Depot Inc	356	144,251
Trading Companies & Distributors – 1.0%
Core & Main Inc - Class A*	3,096	137,462
Wireless Telecommunication Services – 2.8%
T-Mobile US Inc	1,771	365,464
Total Common Stocks (cost $10,948,448)		12,893,698
Investment Companies – 2.8%
Money Markets – 2.8%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $363,710)	363,638	363,710
Total Investments (total cost $11,312,158) – 100.8%		13,257,408
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(107,587)
Net Assets – 100%		$13,149,821

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,989,503	60.3%
France	1,045,791	7.9
Canada	822,136	6.2
Japan	623,663	4.7
Netherlands	538,534	4.1
Germany	531,938	4.0
Ireland	303,112	2.3
Italy	287,078	2.2
Hong Kong	272,378	2.0
Switzerland	249,737	1.9
United Kingdom	232,219	1.7
Sweden	199,006	1.5
India	138,570	1.0
Australia	23,743	0.2
Total	$13,257,408	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$267,292	$4,873,502	$(4,777,093)	$13	$(4)	$363,710	363,638	$12,915

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$12,893,698	$-	$-
Investment Companies	-	363,710	-
Total Assets	$12,893,698	$363,710	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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